Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	¥ 550,002,745	$ 86,307,432	¥ 512,904,998
Less: Accumulated amortization	(29,885,266)	(4,689,650)	(21,391,925)
Total.	520,117,479	81,617,782	491,513,073
Trademark
Intangible assets with indefinite life:
Indefinite lives Intangible Assets, Gross	443,300,000	69,563,442	443,300,000
Trademark
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	41,620,493	6,531,164	4,724,493
Technology
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	4,200,000	659,072	4,200,000
Network Rights
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	390,317	61,249	390,317
Purchased Software
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	15,429,484	2,421,223	15,227,737
Reacquired Rights
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	2,531,418	397,235	2,531,418
Favorable Leases
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	42,095,848	6,605,757	42,095,848
Others
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	¥ 435,185	$ 68,290	¥ 435,185